NEXTEL STRYPES TRUST

Financial Statements (Unaudited)

June 30, 1997 and for the Period
March 10, 1997 (commencement of operations) to June 30, 1997

(With Accompanying Accountants' Compilation Report Thereon)

                                                             Page

Accountants' Compilation Report . . . . . . . . . . . . . .   1

Financial Statements:

   Statement of Assets and Liabilities  . . . . . . . . . .   2

   Schedule of Investments  . . . . . . . . . . . . . . . .   3

   Statement of Operations  . . . . . . . . . . . . . . . .   4

   Statement of Changes in Net Assets   . . . . . . . . . .   5

   Notes to Financial Statements  . . . . . . . . . . . .   6-9

Independent Accountants' Compilation Report
Independent Accountants' Compilation Report

Trustees
Nextel STRYPES Trust:

We have compiled the accompanying statement of assets and liabilities and schedule of investments of the Nextel STRYPES Trust as of June 30, 1997, and the related statement of operations and statement of changes in net assets for the period March 10, 1997 (commencement of operations) to June 30, 1997 in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements and supplementary schedules, information that is the representation of management. We have not audited or reviewed the accompanying financial statements and supplementary information and, accordingly, do not express an opinion or any other form of assurance on those financial statements and supplementary information.

September 9, 1997

NEXTEL STRYPES TRUST

Statement of Assets and liabilities (Unaudited)
June 30, 1997

--------------------------------------------------------------------------

ASSETS:

Investments, at value(amortized cost $96,383,406)(notes 2,4, and 8)          $137,973,093
Cash                                                                               10,101
                                                                              -----------
Total Assets                                                                  137,983,194
Liabilities - accounts payable and accrued expenses                                   -
                                                                              -----------
Net Assets                                                                   $137,983,194
                                                                              -----------
                                                                              -----------
Composition of Net Assets

Structured Yield Product Exchangeable for Stock, no par value;
  7,175,731 shares issued and outstanding (note 9)                            $96,147,381
Unrealized appreciation of investments                                         41,589,687
Undistributed net investment income                                               246,126
                                                                               ----------
Net Assets                                                                   $137,983,194
                                                                             ------------
                                                                             ------------
Net Asset value per STRYPES                                                        $19.23
                                                                             ------------
                                                                             ------------


See accompanying accountants' compilation report and notes to financial statements.

NEXTEL STRYPES TRUST
Statement of Investments (Unaudited)
June 30, 1997

--------------------------------------------------------------------------

                                   Par     Maturity    Market       Amortized
Securities Description            Value      Date      Value          Cost
UNITED STATES GOVERNMENT
SECURITIES:


United States Treasury Strips  $1,820,000   8/15/97   $1,808,206    $1,797,376
United States Treasury Strips   1,820,000  11/15/97    1,782,890     1,772,215
United States Treasury Strips   1,820,000   2/15/98    1,757,465     1,746,450
United States Treasury Strips   1,820,000   5/15/98    1,732,403     1,721,438
United States Treasury Strips   1,820,000   8/15/98    1,706,123     1,694,654
United States Treasury Strips   1,820,000  11/15/98    1,680,078     1,670,969
United States Treasury Strips   1,820,000   2/15/99    1,653,233     1,642,915
United States Treasury Strips   1,820,000   5/15/99    1,627,371     1,617,361
United States Treasury Strips   1,820,000   8/15/99    1,602,565     1,592,882
United States Treasury Strips   1,820,000  11/15/99    1,576,393     1,567,075
United States Treasury Strips   1,820,000   2/15/00    1,550,331     1,541,750
United States Treasury Strips   1,820,000   5/15/00    1,527,017     1,519,514
                                ---------              ---------     ---------
                              $21,840,000            $20,004,075   $19,884,599
                              -----------            -----------   -----------
                              -----------            -----------   -----------

Forward purchase contract:
NEXTEL STRYPES Trust                        5/15/00  117,969,018    76,498,807
                                                     -----------    ----------
Purchase Agreement
             Total                                  $137,973,093    $96,383,406
                                                    ------------    -----------
                                                    ------------    -----------

See accompanying accountants' compilation report and notes to financial statements.

NEXTEL STRYPES TRUST

Statement of Operations (Unaudited)
For the period from March 10, 1997 (commencement of operations) to
June 30, 1997
--------------------------------------------------------------------------

Accretion of Original Issue Discount                                  $259,407

Expenses:

     Administrative fees and expenses          $14,485
     Legal fees           1,789
     Accounting fees                             6,842
     Trustees fees                               3,789
     Other expenses                              6,316
                                                -------
          Total fees and expenses               33,221

Expense reimbursement (note 7)                 (33,221)
                                               ----------

Total expenses - Net                                                        -
                                                                       -------

Net investment income                                                  259,407
                                                                       --------

Net unrealized appreciation of investments                          41,589,687
                                                                     ----------

Net increase in net assets resulting from operations               $41,849,094
                                                                   ------------
                                                                   ------------


See accompanying accountants' compilation report and notes to financial statements.

NEXTEL STRYPES TRUST

Statement of Changes in Net Assets (Unaudited)

For the period from March 10, 1997 (commencement of operations) to June 30, 1997


Operations
     Net investment income                                 $    259,407
     Net unrealized appreciation of investments              41,585,687
-------------------------------------------------------------------------------
Net increase in net assets from operations                   41,849,094


     Distributions:
          Net investment income                                  13,281
          Return of capital                                   1,302,030
-------------------------------------------------------------------------------

Net decrease in net assets from distributions                 1,315,311
-------------------------------------------------------------------------------

Increase in net assets from capital shares transactions:
     Gross proceeds from the sale of                        100,460,218
     structured yield product exchangeable                   (3,010,807)
     for stock shares
     Less selling commissions
-------------------------------------------------------------------------------

Net increase in net assets from capital
shares transactions                                          97,449,411
-------------------------------------------------------------------------------

Total increase in net assets for the period                 137,983,194

Net assets, beginning of period                                 --
-------------------------------------------------------------------------------

Net assets, end of period                                $  137,983,194
-------------------------------------------------------------------------------


See accompanying accountants' compilation report and notes to financial statements.


NEXTEL STRYPES TRUST
Notes to Financial Statements
June 30, 1997
-------------------------------------------------------------------------------

(1)  Organization

     Nextel STRYPES Trust ("Trust") was established on October 25, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. In March 1997 the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a registration statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of common stock of Nextel Communications, Inc. ("Nextel"), a Delaware corporation, with two existing stockholders of Nextel (the "Contracting Stockholders"). The stock is deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated the administrative duties with respect to the Trust to the Administrator.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation
     ______________________

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

     Valuation of Investments - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

     Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accretion of discount. Unrealized gains and losses are accounted for on the specific identification method.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Distributions

     STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.015 per annum or $0.25375 per quarter (except for the first distribution on May 15, 1997 which was $0.1833), payable quarterly commencing May 15, 1997.

(4)  Purchases and Sales of Investments

     Purchases and  maturities of U.S.  Treasury Strips for the  period ended
     June 30, 1997 totaled  $20,940,192 and $1,315,000, respectively.   There


     were no sales of such investments during the period. Purchase of the forward purchase contract during the period totaled $76,498,807.

(5)  Trustees Fees

     Each of the three Trustees were paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee will be paid a one-time, upfront fee of $3,600 for serving in such capacity. The total Trustees fees which were paid as of June 30, 1997 of $36,000 will be expensed over the life of the Trust. As of June 30, 1997, the Trust had expensed $3,789 of such fees.

(6)  Income Taxes

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     At June 30, 1997,  net unrealized appreciation of  portfolio investments
     was  $41,589,687.    The amortized  cost  of  investment  securities for
     Federal income tax purposes was $96,383,406 at June 30, 1997.

(7)  Expenses

     The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations are $687,117. Of this amount, $361,517 represents offering expenses ($351,517) and organizational expenses ($10,000) incurred in the creation of the Trust. The offering and organizational expenses are being paid by the Contracting Stockholders. At June 30, 1997, the Contracting Stockholders had paid $291,358 relating to such expenses. The remaining amount of $325,600 represents a prepayment of estimated administrative and other operating expenses of the Trust. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the sponsor or, if not, by the Trust.

     Cash received by the Administrator from the sponsor of $325,600 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1997, $105,694 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

(8)  Forward Purchase Contracts

     On March 10, 1997, the Trust entered into a forward purchase contract with two principal shareholders of Nextel Communications, Inc. (the "Sellers") and paid to the Sellers $76,498,807 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of Nextel Stock on May 15, 2000 (the "Exchange Date"). See the Trust's original prospectus dated March 4, 1997 for the formula upon which such exchange will be determined.

     Details of the forward purchase contract held by the Trust at June 30, 1997 are as follows:

                              Exchange    Cost of      Contract    Unrealized
                              date        contract     value       appreciation
-------------------------------------------------------------------------------
Nextel STRYPES Trust Purchase 5/15/00     $76,498,807  117,969,018 41,470,211
         Agreement
-------------------------------------------------------------------------------


(8)  Continued

     The Sellers' obligations under the forward purchase contracts are collateralized by shares of Nextel Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1997, the Custodian held 7,175,731 shares with an aggregate value of $135,886,818.

(9)  Capital Share Transactions

     On February 26, 1997 two STRYPES were sold to two of the underwriters of the STRYPES for $100,000 ($50,000 per STRYPES). As a result of a stock split effected immediately prior to the public offering of the STRYPES, these two STRYPES were converted into 7,144 STRYPES. During the offering period, the Trust sold 7,168,587 STRYPES to the public and received net proceeds of $97,349,411 ($100,360,218 net of sales commission of $3,010,807). As of June 30, 1997, there were 7,175,731 STRYPES issued and outstanding with an aggregate cost, net of sales commission, and return of capital, of $96,147,381.